ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

4.    ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts payable and accrued expenses consist of the following:

	March 31,	December 31,
(in thousands)	2023	2022
Accounts payable	$456	$250
Accrued expenses – lab refurbishments	120	117
Accrued expenses – technical fees	84	130
Accrued expenses – audit & accounting fees	156	128
Accrued expenses – other	40	95
Payroll and social security liabilities	192	211
Total accounts payable and accrued expenses	$1,048	$931

5.    ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts payable and accrued expenses consist of the following:

	December 31,	December 31,
	2022	2021
Accounts payable	$230	$510
Accrued expenses – lab refurbishments	117	131
Accrued expenses – technical fees	130	66
Accrued expenses – variable rent & utilities	15	20
Accrued expenses – audit & accounting fees	128	191
Accrued expenses – other	80	112
Credit card liabilities	20	10
Payroll and social security liabilities	211	383
Total accounts payable and accrued expenses	$931	$1,423